Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations Disclosure [Abstract]
Schedule of purchase of allocation
Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:

Debt-free net working capital	$613
Property and equipment	13
Intangible assets – Licenses	1,926
Intangible assets – customer relationship(1)	248
Deferred Tax liability(2)	(544)
Fair value of net assets acquired	$2,256

Noncontrolling interest	$(3,231)
Gain on equity interest	1,128
Equity investment	—
Change in investment	(2,103)
Goodwill value(3)	$(153)

(1)      The customer database value is based on the cost to recreate, as indicated by management.

Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:
Debt-free net working capital	$613
Property and equipment	13
Intangible assets – Licenses	1,926
Intangible assets – customer relationship(1)	248
Deferred Tax liability(2)	(544)
Fair value of net assets acquired	$2,256

Noncontrolling interest	$(3,231)
Gain on equity interest	1,128
Equity investment	—
Change in investment	(2,103)

Goodwill value(3)	$(153)

(1)      The customer database value is based on the cost to recreate, as indicated by management.

(2)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.